SUMMARY OF ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		32 Months Ended	41 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Restricted cash	$ 250,000		$ 250,000		$ 1,000,000	$ 0	$ 1,000,000	$ 250,000
Loss on reduction of inventory to LCM	6,077	0	29,884	0	92,026	0	92,026	121,910
Selling expenses	87,704	0	281,971	0	160,851	12,204	173,055	455,026
ForeCYTE kits
Selling expenses			$ 36,741		$ 0